Note 13 - Long-term Debt (Details Textual) - USD ($)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 30, 2015	Apr. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Proceeds from Convertible Debt					$ 5,910,000	$ 5,910,000
Repayments of Convertible Debt					$ 2,681,000	2,681,000
Gain (Loss) on Extinguishment of Debt						$ (195,000)
July 2015 Convertible Debenture [Member]
Fair Value Inputs, Discount Rate	12.00%
Debt Instrument, Convertible, Conversion Price	$ 1.90
September Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.30
April 2015 Bridge Notes [Member]
Proceeds from Convertible Debt		$ 2,000,000
Debt Instrument, Face Amount		$ 2,120,000
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Net Proceeds of Convertible Debt		$ 1,815,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2			$ 0.30
Fair Value Inputs, Discount Rate		12.00%
April 2015 Bridge Notes [Member] | Crede [Member]
Repayments of Related Party Debt			$ 560,000
Promissory Note [Member] | Crede [Member]
Debt Instrument, Face Amount	$ 3,350,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Proceeds from Short-term Debt, Maturing in Three Months or Less	$ 3,350,000
Repayments of Convertible Debt	$ 2,200,000
Promissory Note [Member] | Crede [Member] | Interest Rate Increase After Maturity [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.00%